Stock-Based Compensation (Tables) - Archer Aviation Inc	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of stock option activity

A summary of our employee stock option activity is as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (Years)	Value
Outstanding as of January 1, 2021	11,167,089	$0.11	9.61	$136,988
Granted	1,203,981	$0.15
Exercised	(680,396)	$0.04		$9,339
Outstanding as of June 30, 2021	11,690,674	$0.12	9.18	$177,315
Exercisable as of June 30, 2021	2,335,560	$0.14	9.28	$35,385
Vested and expected to vest as of June 30, 2021	11,690,674	$0.12	9.18	$177,315

A summary of our non-employee stock option activity is as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (Years)	Value
Outstanding as of January 1, 2021	1,387,586	$0.15	9.84	$16,973
Granted	65,308	$0.15
Exercised	(227,333)	$0.15		$3,129
Outstanding as of June 30, 2021	1,225,561	$0.15	9.35	$18,885
Exercisable as of June 30, 2021	33,900	$0.15	9.41	$513
Vested and expected to vest as of June 30, 2021	1,225,561	$0.15	9.35	$18,885

A summary of our employee stock option activity is as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (Years)	Value
Outstanding as of December 31, 2019	—	$—	—	$—
Granted	11,318,689	$0.11
Exercised	(151,600)	$0.04		$1,324
Outstanding as of December 31, 2020	11,167,089	$0.11	9.61	$136,988
Exercisable as of December 31, 2020	1,432,988	$0.15	9.84	$17,528
Vested and expected to vest as of December 31, 2020	11,167,089	$0.11	9.61	$136,988

A summary of our non-employee stock option activity is as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (Years)	Value
Outstanding as of December 31, 2019	—	$—	—	$—
Granted	1,423,738	$0.15
Exercised	(36,152)	$0.15		$282
Outstanding as of December 31, 2020	1,387,586	$0.15	9.84	$16,973
Exercisable as of December 31, 2020	6,172	$0.15	9.84	$75
Vested and expected to vest as of December 31, 2020	1,387,586	$0.15	9.84	$16,973

Summary of restricted stock activity

		Weighted
		Average
	Number of	Grant
	Shares	Price
Outstanding as of January 1, 2021	567,000	$0.04
Vested	(567,000)	$0.04
Outstanding as of June 30, 2021	—	$—

		Weighted
		Average
	Number of	Grant
	Shares	Price
Outstanding as of December 31, 2019	—	$—
Granted	1,134,000	$0.04
Vested	(567,000)	$0.04
Outstanding as of December 31, 2020	567,000	$0.04

Schedule of assumptions used in the Black-Scholes option pricing model

	June 30, 2021	December 31, 2020
Risk-free interest rate:
Employee stock options	0.62%	0.52 – 1.52%
Non-employee stock options	1.08%	0.79%
Expected term (in years):
Employee stock options	6.32	6.02 – 6.32
Non-employee stock options	10.00	10.00
Expected volatility:
Employee stock options	87.94%	60.00 – 70.00%
Non-employee stock options	88.03%	60.00%
Dividend yield:
Employee stock options	0.00%	0.00%
Non-employee stock options	0.00%	0.00%
Grant date fair value per share:
Employee stock options	$13.65	$0.02 - $0.08
Non-employee stock options	$13.68	$0.10

2020
Risk-free interest rate:
Employee stock options	0.52 – 1.52%
Non-employee stock options	0.79%
Expected term (in years):
Employee stock options	6.02 – 6.32
Non-employee stock options	10.00
Expected volatility:
Employee stock options	60.00 – 70.00%
Non-employee stock options	60.00%
Dividend yield:
Employee stock options	0.00%
Non-employee stock options	0.00%
Grant date fair value per share:
Employee stock options	$0.02 – $0.08
Non-employee stock options	$0.10

Schedule of stock-based compensation expense

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Research and development	$735	$5	$1,416	$8
General and administrative	258	3	502	3
Total stock-based compensation expense	$993	$8	$1,918	$11

	Years Ended December 31,
	2020	2019
Research and development	$25	$—
General and administrative	150	—
Total	$175	$—